NUVEEN MUTUAL FUNDS
SUPPLEMENT TO PROSPECTUSES
Dated June 11, 2002


_____________________________


Prospectuses Dated September 28, 2001

Nuveen Flagship Multistate Trust I
Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund

Nuveen Flagship Multistate Trust III
Nuveen Louisiana Municipal Bond Fund


Prospectus Dated September 28, 2001

Nuveen Flagship Multistate Trust IV
Nuveen Kansas Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund





J. Thomas Futrell has assumed management responsibility for the specified Nuveen mutual funds listed above. This will not change the funds' investment objectives, policies or day-to-day portfolio management practices. Mr. Futrell has extensive experience managing municipal bond portfolios.
He has been a portfolio manager for Nuveen
Advisory since 1986, currently managing
investments for 29 Nuveen-sponsored investment companies. He is Vice President of Nuveen
Advisory and a Chartered Financial Analyst.



PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
FOR FUTURE REFERENCE

















T:\legal\sec-nyse\n-1adocs\futrell.doc